Other financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of other financial assets	Other financial assets

	2021	2020

Foreign exchange portfolio	331,563	43,129
Receivables from IFAs	177,895	27,377
Other financial assets	1,723	2,777
(-) Expected losses on other financial assets (i)	(49,666)	(3,312)
Total	461,515	69,971

Current	331,563	43,129
Non-current	129,952	26,842

(i)	The reconciliation of gross carrying amount and the expected loss according to IFRS 9 is presented in Note 14.

Summary of other financial liabilities	Other financial liabilities

	2021	2020

Foreign exchange portfolio	425,409	70,208
Structured financing (i)	2,415,400	874,771
Credit cards operations	2,522,833	50,727
Contingent consideration (ii)	743,443	462,000
Commitments subject to possible redemption (iii)	1,080,721	—
Lease liabilities	318,555	208,448
Others	174,111	40,078
Total	7,680,472	1,706,232

Current	5,860,674	1,244,232
Non-current	1,819,798	462,000

(i)	Financing for maintenance of financial assets required to perform financial transactions.
(ii)
Contractual contingent considerations mostly associated with the acquisition of participations (Note 15). The maturity of the total contingent consideration payment is up to 6 years and the contractual maximum amount payable is R$878,506 (the minimum amount is zero). In December 31, 2021, the total amount include R$216,666 of contingent consideration derived by our acquisitions (Note 5.ii.b).

(iii)
Related to the IPO transaction of XPAC Acquisition Corp. that occurred on August 3, 2021. The capital issued by XPAC Acquisition Corp. includes conditionally redeemable Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control. The noncontrolling shareholders of XPAC Acquisition Corp. have the right to redeem their shares in cash at the earliest of (i) upon the completion of XPAC Acquisition Corp’s initial business combination or (ii) 24 months from the closing of the IPO transaction.